Fair Value Measurements - Aggregate Fair Value of Derivative Financial Instruments (Detail) - Fair Value, Measurements, Recurring - Interest Rate Swap - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate swap current asset	$ 11,748
Interest rate swap noncurrent asset	2,450
Interest rate swap current liability		$ 14,670
Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate swap current asset	11,748
Interest rate swap noncurrent asset	$ 2,450
Interest rate swap current liability		$ 14,670